ICA File Number:  811-2802
UBS Cashfund Inc.
51 West 52nd Street
New York, New York 10019-6114
212-882-5000
Todd Lebo
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114
Fiscal year end: 3/31
Reporting Period: 07/01/2003 - 06/30/2004



================================UBS Cashfund Inc.===============================

Invests exclusively in non-voting securities



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.


By:_________/s/ Joseph Varnas________
   Joseph Varnas
   President


Date: 8/27/04